REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
REGULATORY MATTERS
NOTE 15 - REGULATORY MATTERS

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined).  Management believes, as of December 31, 2011 and 2010, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, the most recent notification from the Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table.  There are no conditions or events since that notification that management believes have changed the institution's category.

The Bank’s actual capital amounts and ratios are also presented in the table.
					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollar amounts in thousands)
As of December 31, 2011:
Total Capital (to Risk Weighted Assets):
Simsbury Bank & Trust Company, Inc.	$28,390	14.44%	$15,731	≥ 8.0%	$19,664	≥ 10.0%

Tier 1 Capital (to Risk Weighted Assets):
Simsbury Bank & Trust Company, Inc.	25,932	13.19	7,865	≥ 4.0	11,798	≥ 6.0

Tier 1 Capital (to Average Assets):
Simsbury Bank & Trust Company, Inc.	25,932	7.46	13,896	≥ 4.0	17,370	≥ 5.0

As of December 31, 2010:
Total Capital (to Risk Weighted Assets):
Simsbury Bank & Trust Company, Inc.	$23,150	12.66%	$14,624	≥ 8.0%	$18,280	≥ 10.0%

Tier 1 Capital (to Risk Weighted Assets):
Simsbury Bank & Trust Company, Inc.	20,864	11.41	7,312	≥ 4.0	10,968	≥ 6.0

Tier 1 Capital (to Average Assets):
Simsbury Bank & Trust Company, Inc.	20,864	7.00	11,921	≥ 4.0	14,901	≥ 5.0

The declaration of cash dividends is dependent on a number of factors, including regulatory limitations, and the Company's operating results and financial condition.  The stockholders of the Company will be entitled to dividends only when, and if, declared by the Company's Board of Directors out of funds legally available therefore.  The declaration of future dividends will be subject to favorable operating results, financial conditions, tax considerations, and other factors.

Under Connecticut law, the Bank may pay dividends only out of net profits.  The Connecticut Banking Commissioner’s approval is required for dividend payments which exceed the current year’s net profits and retained net profits from the preceding two years.  As of December 31, 2011, the Bank is restricted from declaring dividends to the Company in an amount greater than $1,886,007.